Other non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Other current non-financial assets	$ 22,037,741	$ 29,330,418
Other non-current non-financial assets	12,613,444	8,266,355
Insurance paid [Member]
Statement [Line Items]
Other current non-financial assets	5,969,572	3,731,652
Other non-current non-financial assets	0	0
Advertising [Member]
Statement [Line Items]
Other current non-financial assets	9,638,905	12,043,766
Other non-current non-financial assets	12,189,131	7,884,438
Advances to suppliers [Member]
Statement [Line Items]
Other current non-financial assets	2,646,597	11,126,150
Other non-current non-financial assets	0	0
Prepaid expenses [Member]
Statement [Line Items]
Other current non-financial assets	1,633,812	1,372,181
Other non-current non-financial assets	312,916	228,728
Guarantees paid [Member]
Statement [Line Items]
Other current non-financial assets	11,223	11,153
Other non-current non-financial assets	107,492	149,284
Consumables [Member]
Statement [Line Items]
Other current non-financial assets	985,485	683,951
Other non-current non-financial assets	0	0
Dividends receivable [Member]
Statement [Line Items]
Other current non-financial assets	1,152,147	361,565
Other non-current non-financial assets	0	0
Other Non financial Assets [Member]
Statement [Line Items]
Other current non-financial assets	0	0
Other non-current non-financial assets	3,905	3,905
Advances Total [Member]
Statement [Line Items]
Other current non-financial assets	19,888,886	28,273,749
Other non-current non-financial assets	12,502,047	8,113,166
Other Asset Total [Member]
Statement [Line Items]
Other current non-financial assets	2,148,855	1,056,669
Other non-current non-financial assets	$ 111,397	$ 153,189